Investment in Unconsolidated Affiliates	12 Months Ended
Dec. 28, 2013
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investment in Unconsolidated Affiliates
Investment in Unconsolidated Affiliates
At year-end 2013, 2012 and 2011, Safeway’s investment in unconsolidated affiliates includes a 49% ownership interest in Casa Ley, which operated 200 food and general merchandise stores in Western Mexico at year-end 2013. See Note U for the Company's consideration to explore alternatives to monetize this investment.
Equity in earnings from Safeway’s unconsolidated affiliates, which is included in other income, was income of $17.6 million in 2013, $17.5 million in 2012 and $13.0 million in 2011.